SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2016 segment
Segment reporting
Number of operating segments | segment				2
Product sales	$ 503,568	$ 446,103	$ 398,151
Cost of revenues	228,490	239,393	221,997
Total	503,568	446,103	398,151
Cost of Product Sales	228,490	239,393	221,997
Gross profit	275,078	206,710	176,154
Unallocated operating expenses	289,318	222,822	172,299
Income from operations	(14,240)	(16,112)	3,855
Interest income	57	59	103
Interest expense	(5)	(13)	(92)
Other income, net	982	39,322	12,898
Impairment loss on investment	(56,083)
Income / (loss) before income taxes	(69,289)	23,256	16,764
Product sales
Segment reporting
Product sales	491,949	435,170	382,075
Cost of revenues	223,383	235,237	211,430
Total	491,949	435,170	382,075
Cost of Product Sales	223,383	235,237	211,430
Gross profit	268,566	199,933	170,645
Services and others
Segment reporting
Product sales	11,619	10,933	16,076
Cost of revenues	5,107	4,156	10,567
Total	11,619	10,933	16,076
Cost of Product Sales	5,107	4,156	10,567
Gross profit	$ 6,512	$ 6,777	$ 5,509